PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	Freehold land	Plant and Equipment	Right-of- Use Assets	Total
	US$	US$	US$	US$

Carrying amount at July 1, 2019	-	26,195	-	26,195
Effect of adoption of AASB 16 (Note 1 (c))	-	-	222,116	222,116
Carrying amount at July 1, 2019 (restated)	-	26,195	222,116	248,311
Additions	687,000	-	-	687,000
Depreciation and amortization	-	(5,937)	(38,377)	(44,314)
Carrying amount at December 31, 2019	687,000	20,258	183,739	890,997
- at cost	687,000	36,426	222,116	945,542
- accumulated depreciation and amortization	-	(16,168)	(38,377)	(54,545)